REGULATORY FRAMEWORK (Details 1)	12 Months Ended
Dec. 31, 2024
Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large CC Capacity > 150 MW
Minimum remuneration($ / MW-month)	1,659,023
Minimum Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large TV Capacity > 100 MW
Minimum remuneration($ / MW-month)	2,366,144
Minimum Remuneration To Thermal Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Small TV Capacity ≤ 100 MW
Minimum remuneration($ / MW-month)	2,828,486
Minimum Remuneration To Thermal Generators 3 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large GT Capacity > 50 MW
Minimum remuneration($ / MW-month)	1,930,992